Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Stockholders' Equity

Note 5 – Stockholders’ Equity

Preferred Stock

Marina designated 1,000 shares as Series B Preferred Stock (“Series B Preferred”) and 90,000 shares as Series A Junior Participating Preferred Stock (“Series A Preferred”). No shares of Series B Preferred or Series A Preferred are outstanding. In March 2014, Marina designated 1,200 shares as Series C Convertible Preferred Stock (“Series C Preferred”). In August 2015, Marina designated 220 shares as Series D Convertible Preferred Stock (“Series D Preferred”).

In August 2015, Marina entered into a Securities Purchase Agreement with certain investors pursuant to which Marina sold 220 shares of Series D Preferred, and warrants to purchase up to 3.44 million shares of Marina’s common stock at an initial exercise price of $0.40 per share before August 2021, for an aggregate purchase price of $1.1 million. Marina incurred $0.01 million of stock issuance costs in conjunction with the Series D Preferred, which were netted against the proceeds. The warrants issued in connection with Series D Preferred contain an exercise price protection provision whereby the exercise price per share to purchase common stock covered by these warrants is subject to reduction in the event of certain dilutive stock issuances at any time within two years of the issuance date, but not to be reduced below $0.28 per share. Any such adjustment will not result in the issuance of any additional shares of Marina’s common stock. Each share of Series D Preferred has a stated value of $5,000 per share and is convertible into shares of common stock at a conversion price of $0.40 per share. The Series D Preferred is initially convertible into an aggregate of 2,750,000 shares of Marina’s common stock, subject to certain limitations and adjustments, has a 5% stated dividend rate, is not redeemable and has voting rights on an as-converted basis.

To account for the issuance of the Series D Preferred and warrants, Marina first assessed the terms of the warrants and determined that, due to the exercise price protection provision, they should be recorded as derivative liabilities. Marina determined the fair value of the warrants on the issuance date and recorded a liability and a discount of $0.6 million on the Series D Preferred resulting from the allocation of proceeds to the warrants. Marina then determined the effective conversion price of the Series D Preferred which resulted in a beneficial conversion feature of $0.7 million. The beneficial conversion feature was recorded as both a debit and a credit to additional paid-in capital and as a deemed dividend on the Series D Preferred in determining net income applicable to common stock holders in the consolidated statements of operations.

Each share of Series C Preferred has a stated value of $5,000 per share and is convertible into shares of common stock at a conversion price of $0.75 per share. In June 2015, an investor converted 90 shares of Series C Preferred into 600,000 shares of common stock with a value of $0.54 per share. In November 2015, an investor converted an additional 90 shares of Series C Preferred into 600,000 shares of common stock with a value of $0.31 per share. Also in November 2015, an investor converted 50 shares of Series D Preferred into 625,000 shares of common stock with a value of $0.28 per share.

In February 2016, an investor converted 110 shares of Series D Preferred into 1,375,000 shares of common stock with a value of $0.15 per share.

Common Stock

Holders of our common stock are entitled to one vote for each share held of record on all matters submitted to a vote of the holders of our common stock. Subject to the rights of the holders of any class of our capital stock having any preference or priority over our common stock, the holders of our common stock are entitled to receive dividends that are declared by our board of directors out of legally available funds. In the event of our liquidation, dissolution or winding-up, the holders of common stock are entitled to share ratably in our net assets remaining after payment of liabilities, subject to prior rights of preferred stock, if any, then outstanding. Our common stock has no preemptive rights, conversion rights, redemption rights or sinking fund provisions, and there are no dividends in arrears or default. All shares of our common stock have equal distribution, liquidation and voting rights, and have no preferences or exchange rights. Our common stock currently trades on the OTCQB tier of the OTC Markets.

In February 2017, we entered into two privately negotiated transactions pursuant to which we issued an aggregate of 6,153,684 shares of our common stock for an effective price per share of $0.29 to settle aggregate liability of approximately $948,000, which is reflected in accrued expenses as of December 31, 2016.

In February 2017, we issued 300,000 shares of our common stock with a fair value of $0.18 per share to a consultant providing investment advisory services.

In February 2017, we issued 100,000 restricted shares of our common stock with a fair value of $0.14 per share to our CEO for services.

On February 6, 2017, we entered into a Stock Purchase Agreement with LipoMedics, a related party, pursuant to which we issued to LipoMedics an aggregate of 862,068 shares of our common stock for a total purchase price of $250,000.

On March 31, 2017, we entered into a Settlement Agreement, whereby a note receivable for $45,000 was settled with a cash payment by the note holder to the Company of $14,049, the surrender of 60,000 warrants, and the surrender of 87,254 shares of common stock held by the noteholder, which were cancelled effective March 31, 2017.

Warrants

As of March 31, 2017, there were 27,029,995   warrants outstanding, with a weighted average exercise price of $0.43 per share, and annual expirations as follows:

Expiring in 2017	2,100,545
Expiring in 2018	113,831
Expiring in 2019	6,000,000
Expiring in 2020	11,890,792
Expiring in 2021	3,437,500
Expiring thereafter	3,487,327
27,029,995

Note 7 – Stockholders’ Equity

Preferred Stock

Marina designated 1,000 shares as Series B Preferred Stock (“Series B Preferred”) and 90,000 shares as Series A Junior Participating Preferred Stock (“Series A Preferred”). No shares of Series B Preferred or Series A Preferred are outstanding. In March 2014, Marina designated 1,200 shares as Series C Convertible Preferred Stock (“Series C Preferred”). In August 2015, Marina designated 220 shares as Series D Convertible Preferred Stock (“Series D Preferred”).

In August 2015, Marina entered into a Securities Purchase Agreement with certain investors pursuant to which Marina sold 220 shares of Series D Preferred, and warrants to purchase up to 3.44 million shares of Marina’s common stock at an initial exercise price of $0.40 per share before August 2021, for an aggregate purchase price of $1.1 million. Marina incurred $0.01 million of stock issuance costs in conjunction with the Series D Preferred, which were netted against the proceeds. The warrants issued in connection with Series D Preferred contain an exercise price protection provision whereby the exercise price per share to purchase common stock covered by these warrants is subject to reduction in the event of certain dilutive stock issuances at any time within two years of the issuance date, but not to be reduced below $0.28 per share. Any such adjustment will not result in the issuance of any additional shares of Marina’s common stock. Each share of Series D Preferred has a stated value of $5,000 per share and is convertible into shares of common stock at a conversion price of $0.40 per share. The Series D Preferred is initially convertible into an aggregate of 2,750,000 shares of Marina’s common stock, subject to certain limitations and adjustments, has a 5% stated dividend rate, is not redeemable and has voting rights on an as-converted basis.

To account for the issuance of the Series D Preferred and warrants, Marina first assessed the terms of the warrants and determined that, due to the exercise price protection provision, they should be recorded as derivative liabilities. Marina determined the fair value of the warrants on the issuance date and recorded a liability and a discount of $0.6 million on the Series D Preferred resulting from the allocation of proceeds to the warrants. Marina then determined the effective conversion price of the Series D Preferred which resulted in a beneficial conversion feature of $0.7 million. The beneficial conversion feature was recorded as both a debit and a credit to additional paid-in capital and as a deemed dividend on the Series D Preferred in determining net income applicable to common stock holders in the consolidated statements of operations.

Each share of Series C Preferred has a stated value of $5,000 per share and is convertible into shares of common stock at a conversion price of $0.75 per share. In June 2015, an investor converted 90 shares of Series C Preferred into 0.6 million shares of common stock. In November 2015, an investor converted an additional 90 shares of Series C Preferred into 0.6 million shares of common stock. Also in November 2015, an investor converted 50 shares of Series D Preferred into 0.6 million shares of common stock.

In February 2016, an investor converted 110 shares of Series D Preferred into 1.4 million shares of common stock.

Common Stock

Holders of our common stock are entitled to one vote for each share held of record on all matters submitted to a vote of the holders of our common stock. Subject to the rights of the holders of any class of our capital stock having any preference or priority over our common stock, the holders of our common stock are entitled to receive dividends that are declared by our board of directors out of legally available funds. In the event of our liquidation, dissolution or winding-up, the holders of common stock are entitled to share ratably in our net assets remaining after payment of liabilities, subject to prior rights of preferred stock, if any, then outstanding. Our common stock has no preemptive rights, conversion rights, redemption rights or sinking fund provisions, and there are no dividends in arrears or default. All shares of our common stock have equal distribution, liquidation and voting rights, and have no preferences or exchange rights. Our common stock currently trades on the OTCQB tier of the OTC Markets.

In February 2016, Marina issued 0.21 million shares with a value of $0.06 million to Novosom as the equity component owed under Marina’s December 2015 milestone payment from MiNA Therapeutics. In April 2016, Marina issued 0.47 million shares with a value of $0.075 million to Novosom as the equity component owed under a March 2016 license agreement covering certain of Marina’s platforms for the delivery of an undisclosed genome editing technology.

In July 2016, Marina pledged to issue common stock valued at approximately $15,000 to Novosom for the portion due under our July 2010 Asset Purchase Agreement with Novosom, related to Marina’s license agreement with an undisclosed licensee that grants such licensee rights to use Marina’s technology and intellectual property to develop and commercialize products combining certain molecules with Marina’s liposomal delivery technology known as NOV582. In November 2016, we issued 119,048 shares with a value of approximately $15,000 to Novosom as the equity component owed under our July 2016 license agreement.

In November 2016, we issued 1,500,000 shares of common stock to Novosom in connection with a letter agreement that we entered into with Novosom on November 15, 2016 relating to that certain Asset Purchase Agreement dated as of July 27, 2010 between and among Marina, Novosom and Steffen Panzner, Ph.D. These shares were issued in order for Novosom to waive the change in control provision in the license agreement.

Warrants

As noted above, in the Purchase Agreement, Marina agreed: (x) to extend the termination date of all of the Prior Warrants to February 10, 2020 and (y) to extend the exercise price protection afforded of the Prior Warrants so that such protection would apply to any financing transaction effected on or prior to June 19, 2017 (with any such adjustment only applying to 80% of the Prior Warrants, and with such protection not resulting in the issuance of any additional shares of Marina’s common stock). In conjunction with this modification, the fair value of the derivative warrant liability associated with the 20% of the Prior Warrants that no longer have the anti-dilution protection equal to $0.09 million was reclassified to additional paid-in capital.

In connection with the Merger, and pursuant to the terms and conditions of the Merger Agreement, we assumed warrants to purchase up to 300,000 shares of IThena common stock, which warrants were converted into warrants representing the right to purchase up to 3,153,211 shares of our common stock. The number of shares underlying the assumed warrants and the exercise price thereof was adjusted by the exchange ratio used in the Merger (10.510708), with any fractional shares rounded down to the next lowest number of whole shares.

As of December 31, 2016, there were 24,466,783 warrants outstanding, with a weighted average exercise price of $0.47 per share, and annual expirations as follows:

Expiring in 2016	-
Expiring in 2017	2,630,545
Expiring in 2018	113,831
Expiring thereafter	21,722,407